SEGMENT (Tables)	6 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY PRODUCT CATEGORIES

The summary of total revenue by product category consisted of the following:

	For the Six Months Ended December 31,
	2025	2024
Product
Traditional pet products	$5,343,190	$4,660,824
Intelligent pet products	1,701,321	4,546,642
Climbing hooks and others	666,390	2,878,245
Total	$7,710,901	$12,085,711

SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION

Geographic information about the revenue, which are classified based on customers, is set out as follows:

	For the Six Months Ended December 31,
	2025	2024
Geographic location
Sales to international markets	$5,611,162	$7,987,992
Sales to China domestic market	2,099,739	4,097,719
Total	$7,710,901	$12,085,711